Note 7 - Income Tax - Summary of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income taxes	$ (10,757)	$ (7,227)	$ (7,293)
Deferred income taxes	(6,884)	531	(1,542)
Income tax expense	$ (17,642)	$ (6,697)	$ (8,835)